UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
May 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended May 31, 2021, the novel
coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first half. For the remainder
of 2020, the economy recovered substantially based
on increased business and residential investment and
consumer spending. U.S. economic growth accelerated
during 2021’s first quarter and may further increase in the
second quarter as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continue to boost consumer spending.
Before the reporting period, the U.S. Federal Reserve (Fed), in its efforts to support U.S. economic activity, lowered the target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the reporting period, the Fed held the target range for its key rate unchanged at 0.00%–
0.25%, but it continued quantitative easing and adjusted its policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
The 10-year Treasury yield, which moves inversely to price,
rose during the 12 months under review. During the period,
U.S. Federal Reserve intervention and the U.S. economy’s
incremental reopening allayed many investors’ concerns
about risk assets, contributing to lower demand for U.S.
government securities and accelerated prepayments for
mortgage-backed securities, while demand increased for
corporate bonds, particularly those below investment grade.
Robust economic growth in 2021’s first quarter and rising
commodities prices contributed to higher inflation and related expectations than have been seen in a number of years. In
this environment, investment-grade bonds, as measured
by the Bloomberg Barclays U.S. Aggregate Bond Index,
posted a -0.40% total return, while below investment-grade
corporate bonds, as measured by the Credit Suisse High
Yield Index, posted a +15.41% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin High Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of May 31,
2021 , unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 28
Notes to Financial Statements 32
Report of Independent Registered
Public Accounting Firm 44
Tax Information 45
Board Members and Officers 46
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin High Income Fund
This annual report for Franklin High Income Fund covers the
fiscal year ended May 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund invests predominantly in high yield, lower-rated debt
securities including bonds, notes, debentures, convertible
securities, and senior and subordinated debt securities. The
Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a +14.52% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the ICE BofA U.S. High
Yield Constrained Index, which tracks the performance
of high-yield securities traded in the U.S. bond market,
posted a +15.13% total return.
1
The Fund’s peers posted
a +14.85% total return, as measured by the Lipper High
Yield Funds Classification Average, which consists of funds
chosen by Lipper that aim at high relative current yield from fixed income securities.
2
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted marginally
negative total returns during the 12 months ended May 31,
2021. As the U.S. economy adapted to the novel coronavirus
(COVID-19) pandemic, investor appetite for risk increased
and inflation concerns rose during the reporting period.
Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation. In early 2021, strong economic
growth and surging commodities prices drove both the
realized inflation rate for consumers and investors’ inflation expectations higher than in over a decade.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
during the period. The 10-year U.S. Treasury yield (which
moves inversely to price) was at or near all-time lows for
much of the reporting period’s first half. However, yields
rose thereafter, as renewed economic strength prompted
many investors to increase their inflation expectations.
Short-term U.S. Treasuries posted modest gains due to
steady Fed policy, while longer-term Treasuries declined
sharply due to rising inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays
MBS Index, posted marginally negative total returns for the
period despite Fed support, as low interest rates accelerated prepayments from mortgage refinancing, which weighed on
MBS returns.
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
Portfolio Composition
5/31/21
% of Total
Net Assets
Corporate Bonds 96.8%
Common Stocks 1.1%
Other 0.3%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the 12-month period ended 5/31/21, this category consisted of 510 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

Franklin High Income Fund

franklintempleton.com
Annual Report
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds.
Consequently, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted strong total returns, outpacing investment-
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, which nevertheless
posted positive total returns.
Investment Strategy
We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Manager’s Discussion
As financial market recovery started in April 2020 amid
unprecedented fiscal and monetary measures by central
banks and governments, continued low yields across the
U.S. Treasury curve along with low or negative government
bond yields globally supported demand for high yield (HY)
corporate bonds throughout much of 2020. While the U.S.
Federal Reserve’s (Fed’s) support for the HY market, in
the form of direct and indirect purchases of HY corporate
securities by the Fed’s Secondary Market Corporate Credit
Facility were modest, the perceived support had buoyed
the HY market in general, leading to a persistent favorable
environment for HY corporate bonds. Despite bouts of risk-
off sentiment driven largely by factors such as a resurgence in global novel coronavirus (COVID-19) cases, and the
political impasse regarding additional fiscal stimulus in
the months leading up to the U.S. presidential election,
HY performance held firm. Following the U.S. presidential
election, strong HY market performance persisted and
market sentiment remained generally positive until the end of
2020. As financial markets settled into 2021, amid a stronger than expected U.S. economic recovery along with
unprecedented fiscal stimulus (such as the recent $1.9
trillion fiscal stimulus bill and a potential multi-trillion dollar infrastructure package), concerns regarding future inflation became a topic of debate. U.S. Treasury yields moved
higher during the first quarter of 2021 as investors began to assess more closely the implications of unparalleled fiscal
stimulus, an accommodative Fed and an economy poised
for further rebound as increasing COVID-19 vaccine uptake
paves the way for reopening businesses.
Several factors contributed positively to the Fund’s
performance for the 12-month period under review. The
Fund’s yield-curve positioning and ratings-quality tilt were major contributors to relative performance. The Fund’s
exposure to BB and CCC rated credits benefited results,
while exposure to B rated credits hindered performance.
Security selection was also a positive contributor
to performance, led especially by the industrial and
energy sectors. The Fund’s industry allocation hindered
performance, in particular overweighted positions in the
more defensive packaging and utility sectors.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Top 10 Holdings
5/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Occidental Petroleum Corp. 1.9%
Oil, Gas & Consumable Fuels, United States
Cheniere Energy Partners LP 1.6%
Oil, Gas & Consumable Fuels, United States
Mauser Packaging Solutions Holding Co. 1.5%
Containers & Packaging, United States
Tenet Healthcare Corp. 1.4%
Health Care Providers & Services, United States
HCA, Inc. 1.4%
Health Care Providers & Services, United States
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.4%
Diversified Telecommunication Services, United
States
Altice France Holding SA 1.2%
Diversified Telecommunication Services,
Luxembourg
Carnival Corp. 1.1%
Hotels, Restaurants & Leisure, United States
Cenovus Energy, Inc. 1.1%
Oil, Gas & Consumable Fuels, Canada
Goodrich Petroleum Corp. 1.1%
Oil, Gas & Consumable Fuels, United States

Franklin High Income Fund

franklintempleton.com
Annual Report
Glenn I. Voyles, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of May 31, 2021
Franklin High Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +14.52% +10.23%
5-Year +42.32% +6.50%
10-Year +67.29% +4.88%
Advisor
1-Year +14.68% +14.68%
5-Year +43.42% +7.48%
10-Year +69.97% +5.45%
Share Class
Distribution
Rate

30-Day
Standardized
Yield

A 4.70% 3.48%
Advisor 5.04% 3.87%
See page 8 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/11–5/31/21)
Advisor Class
(6/1/11–5/31/21)

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s May dividend and the maximum offering price (NAV for Advisor class) per share on 5/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The ICE BofA U.S. High Yield Constrained Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. The index tracks the performance of high-yield securities traded in the U.S. bond market.
8. Source: Lipper, a Thomson Reuters Company. The Lipper High Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper
High Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Yield Funds are defined as funds that aim at high (rela-
tive) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the one-year period ended 5/31/21, there were 510 funds in this category. Lipper calculations do not include sales charges.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
A $0.0951
A1 $0.0967
C $0.0871
R $0.0899
R6 $0.1013
Advisor $0.0993
Total Annual Operating Expenses
9
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin High Income Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,042.20 $4.31 $1,020.71 $4.26 0.85%
A1 $1,000 $1,036.80 $3.80 $1,021.20 $3.77 0.75%
C $1,000 $1,039.10 $6.35 $1,018.71 $6.28 1.25%
R $1,000 $1,034.10 $5.57 $1,019.45 $5.53 1.10%
R6 $1,000 $1,043.70 $2.64 $1,022.35 $2.61 0.52%
Advisor $1,000 $1,043.10 $3.05 $1,021.95 $3.02 0.60%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $1.72 $1.80 $1.84
Income from investment operations
b
:
Net investment income
c
.................................................. 0.09 0.09 0.07
Net realized and unrealized gains (losses) .................................... 0.16 (0.07) (0.03)
Total from investment operations ............................................. 0.25 0.02 0.04
Less distributions from:
Net investment income ................................................... (0.10) (0.10) (0.08)
Net asset value, end of year ................................................ $1.87 $1.72 $1.80
Total return
d
............................................................ 14.52% 0.88% 2.17%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.86% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
f
............................... 0.85% 0.86%
g
0.86%
Net investment income .................................................... 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of year (000’s) .............................................. $553,316 $309,844 $182,551
Portfolio turnover rate ..................................................... 55.37% 38.87% 25.48%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.73 $1.81 $1.82 $1.91 $1.73
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) ........... 0.15 (0.08) (0.01) (0.09) 0.18
Total from investment operations .................... 0.25 0.02 0.09 0.01 0.28
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.10) (0.10) (0.10)
Net asset value, end of year ....................... $1.88 $1.73 $1.81 $1.82 $1.91
Total return
c
................................... 14.52% 0.95% 5.35% 0.68% 16.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.76% 0.77% 0.78% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.76%
e
0.76%
e
0.76% 0.77% 0.76%
Net investment income ........................... 5.18% 5.29% 5.37% 5.26% 5.38%
Supplemental data
Net assets, end of year (000’s) ..................... $1,758,443 $1,759,206 $2,054,455 $2,356,528 $2,788,669
Portfolio turnover rate ............................ 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.76 $1.83 $1.85 $1.93 $1.75
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) ........... 0.15 (0.07) (0.01) (0.08) 0.18
Total from investment operations .................... 0.24 0.02 0.08 0.01 0.27
Less distributions from:
Net investment income .......................... (0.09) (0.09) (0.10) (0.09) (0.09)
Net asset value, end of year ....................... $1.91 $1.76 $1.83 $1.85 $1.93
Total return
c
................................... 13.69% 0.99% 4.17% 0.70% 16.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.26% 1.26% 1.27% 1.28% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 1.26%
e
1.26%
e
1.26% 1.27% 1.26%
Net investment income ........................... 4.68% 4.79% 4.87% 4.76% 4.88%
Supplemental data
Net assets, end of year (000’s) ..................... $220,646 $251,930 $304,072 $460,201 $563,539
Portfolio turnover rate ............................ 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.77 $1.84 $1.86 $1.94 $1.76
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) ........... 0.15 (0.07) (0.01) (0.07) 0.19
Total from investment operations .................... 0.24 0.02 0.08 0.02 0.28
Less distributions from:
Net investment income .......................... (0.09) (0.09) (0.10) (0.10) (0.10)
Net asset value, end of year ....................... $1.92 $1.77 $1.84 $1.86 $1.94
Total return .................................... 13.78% 1.14% 4.31% 0.84% 16.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.11% 1.12% 1.13% 1.12%
Expenses net of waiver and payments by affiliates
c
...... 1.11%
d
1.11%
d
1.11% 1.12% 1.11%
Net investment income ........................... 4.83% 4.94% 5.02% 4.91% 5.03%
Supplemental data
Net assets, end of year (000’s) ..................... $74,532 $77,148 $101,783 $127,333 $187,180
Portfolio turnover rate ............................ 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.73 $1.80 $1.82 $1.90 $1.73
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.10 0.11 0.10
Net realized and unrealized gains (losses) ........... 0.15 (0.07) (0.01) (0.08) 0.18
Total from investment operations .................... 0.25 0.03 0.09 0.03 0.28
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $1.88 $1.73 $1.80 $1.82 $1.90
Total return .................................... 14.82% 1.80% 5.05% 1.48% 16.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.55% 0.55% 0.51% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.50% 0.50% 0.48% 0.48%
Net investment income ........................... 5.39% 5.55% 5.63% 5.55% 5.66%
Supplemental data
Net assets, end of year (000’s) ..................... $88,257 $66,681 $64,681 $68,312 $33,371
Portfolio turnover rate ............................ 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.73 $1.81 $1.83 $1.91 $1.74
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) ........... 0.15 (0.08) (0.01) (0.07) 0.18
Total from investment operations .................... 0.25 0.02 0.09 0.03 0.28
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $1.88 $1.73 $1.81 $1.83 $1.91
Total return .................................... 14.68% 1.12% 4.92% 1.36% 16.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.61% 0.62% 0.63% 0.62%
Expenses net of waiver and payments by affiliates
c
...... 0.61%
d
0.61%
d
0.61% 0.62% 0.61%
Net investment income ........................... 5.34% 5.44% 5.52% 5.41% 5.53%
Supplemental data
Net assets, end of year (000’s) ..................... $341,889 $299,110 $320,010 $356,721 $488,699
Portfolio turnover rate ............................ 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Statement of Investments, May 31, 2021
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.1%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 217,793 $ 2,526,399
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 611,911 8,796,221
a
Birch Permian Holdings, Inc. ............................. United States 78,499 1,138,235
9,934,456
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ........................ United States 30,901 613,694
Oil, Gas & Consumable Fuels 0.6%
a
Amplify Energy Corp. .................................. United States 8,816 32,531
a
California Resources Corp. .............................. United States 1,425 41,339
Chesapeake Energy Corp. .............................. United States 5,371 283,589
a,b
Goodrich Petroleum Corp. ............................... United States 1,564,885 17,323,277
a,c,d
Nine Point Energy LLC ................................. United States 46,695,277 —
a,c
Riviera Resources, Inc. ................................. United States 149,317 38,568
a,b
Titan Energy LLC ..................................... United States 289,137 10,178
17,729,482
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 83,362 1,417,987
Specialty Retail 0.1%
a
Party City Holdco, Inc. .................................. United States 276,851 2,555,337
Total Common Stocks (Cost $109,441,585) .....................................
34,777,355
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 17,666
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 10,493
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 8,567
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 6,212
a
California Resources Corp., 10/27/24 ...................... United States 3,278 19,766
a,c
Chaparral Energy, Inc., 10/01/24 .......................... United States 26 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 10,135 222,970
268,008
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 24,570
Total Warrants (Cost $5,562,809) ..............................................
310,244
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 406,953 302,423
Total Convertible Bonds (Cost $86,145) ........................................
302,423
Corporate Bonds 96.8%
Aerospace & Defense 0.4%
g
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 2,500,000 2,579,625

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
g
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 9,800,000 $ 10,068,275
12,647,900
Air Freight & Logistics 0.9%
g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 16,000,000 16,042,320
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 10,400,000 10,696,660
26,738,980
Airlines 1.6%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 11,000,000 11,591,580
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 8,000,000 8,592,040
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 19,000,000 20,755,053
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,801,290
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,689,200
49,429,163
Auto Components 1.6%
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 16,500,000 15,860,625
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 10,221,166
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 15,000,000 15,315,750
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 7,247,100
48,644,641
Banks 0.5%
CIT Group, Inc. , Senior Bond , 5% , 8/15/22 .................. United States 50,000 52,562
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,882,611
15,935,173
Beverages 0.5%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 14,000,000 14,030,800
Biotechnology 0.5%
g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,824,850
Building Products 1.3%
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 2,139,650
g
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,756,902
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 8,063,250
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 10,200,000 10,614,885
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 2,900,000 2,935,829
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 2,900,000 2,755,000
Senior Note, 144A, 5%, 2/15/27 ........................ United States 5,000,000 5,182,050
39,447,566

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 3.1%
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 7,100,000 $ 6,875,746
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 7,270,000 8,597,866
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 13,568,580
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 21,352,597
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 8,899,830
Methanex Corp. ,
Senior Bond, 5.25%, 12/15/29 .......................... Canada 6,400,000 6,731,424
Senior Note, 5.125%, 10/15/27 ......................... Canada 3,000,000 3,142,200
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 11,126,484
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 8,700,000 8,645,625
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 6,600,000 6,558,750
95,499,102
Commercial Services & Supplies 1.5%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 4,400,000 4,467,628
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL ,
g
Senior Secured Note, 144A, 4.625%, 6/01/28 .............. United States 8,600,000 8,601,790
g
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 5,300,000 5,306,890
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 17,669,520
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 10,675,425
46,721,253
Communications Equipment 1.0%
g
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,671,264
g
CommScope , Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 12,532,982
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 14,000,000 14,724,500
28,928,746
Construction & Engineering 1.1%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 5,442,282
g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 17,400,000 17,954,625
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,938,468
32,335,375
Consumer Finance 1.2%
g
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 7,100,000 7,366,498
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 8,600,000 9,168,202
Senior Note, 8.875%, 6/01/25 .......................... United States 2,900,000 3,200,672
Senior Note, 6.625%, 1/15/28 .......................... United States 14,200,000 16,133,046
35,868,418
Containers & Packaging 5.3%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 9,500,000 9,369,897

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 2,754,000 $ 2,840,613
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,100,000 11,211,000
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,990,862
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 34,405,467
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,892,543
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 9,000,000 9,697,500
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 9,243,750
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 22,800,000 22,440,672
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 5,500,000 6,122,188
Senior Note, 144A, 4%, 12/01/27 ....................... United States 13,200,000 13,900,260
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 10,200,000 10,990,041
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 7,600,000 7,937,212
161,042,005
Diversified Financial Services 1.1%
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 32,400,000 32,285,790
Diversified Telecommunication Services 3.9%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 7,948,895
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 24,400,000 27,309,700
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 7,689,337
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 7,114,000 7,364,769
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 4,800,000 4,967,760
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,142,560
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 11,859,363
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 10,713,097
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,397,450
g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 15,800,000 16,232,920
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 18,480,298
119,106,149
Electric Utilities 0.9%
g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 26,000,000 27,007,500
Electrical Equipment 0.6%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 19,500,000 19,559,475
Electronic Equipment, Instruments & Components 0.3%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 9,216,114
Energy Equipment & Services 1.9%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,527,077 15,933,330
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,561,946

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
g
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 12,900,000 $ 11,240,608
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 5,800,000 4,937,395
g
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 5,000,000 5,231,250
Senior Note, 144A, 11%, 12/01/24 ....................... United States 12,022,000 12,204,975
57,109,504
Entertainment 1.7%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 22,511,120
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 3,700,000 3,698,853
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,517,177
g
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,261,428
g
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,836,696
g
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 2,300,000 2,173,902
51,999,176
Equity Real Estate Investment Trusts (REITs) 4.1%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 15,410,658
g
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 8,500,000 8,766,518
Senior Note, 144A, 6%, 4/15/25 ........................ United States 10,100,000 10,668,125
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. ,
Senior Note, 5.75%, 2/01/27 ........................... United States 3,600,000 3,991,518
g
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 7,090,895
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 7,700,000 7,940,740
Senior Bond, 5%, 10/15/27 ............................ United States 700,000 737,625
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 16,350,984
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 9,300,000 9,939,375
g
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 14,961,075
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ...... United States 8,500,000 8,702,258
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 3,700,000 3,761,605
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 8,100,560
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 7,428,115
123,850,051
Food Products 1.4%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 9,361,625
Senior Note, 5.25%, 9/15/27 ........................... United States 7,500,000 7,753,125
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 6,600,000 7,229,472
g
Post Holdings, Inc. ,
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,239,026
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 14,100,000 13,960,833
43,544,081

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
g
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 3,360,000 $ 3,605,885
Health Care Providers & Services 5.4%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 14,391,825
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,351,700
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,647,720
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 6,780,654
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 6,194,056
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 6,292,500
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 14,000,000 14,296,730
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 23,900,000 24,576,967
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,209,500
Senior Secured Bond, 5.25%, 4/15/25 .................... United States 11,000,000 12,677,129
g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 12,600,000 13,366,130
Tenet Healthcare Corp. ,
g
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 15,134,448
Senior Note, 6.75%, 6/15/23 ........................... United States 13,700,000 14,902,175
g
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,171,200
g,h
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 8,507,480
165,500,214
Hotels, Restaurants & Leisure 6.5%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 17,300,000 16,782,643
g,i
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 5,800,000 6,003,580
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 16,600,000 17,515,822
g
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,350,140
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 8,002,625
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 25,530,000
g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 8,600,000 8,996,847
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 18,400,000 18,593,752
g
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 3,800,000 3,928,497
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 8,000,000 8,521,240
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,949,404
g
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 7,300,000 7,866,736
g
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 10,500,000 10,935,855
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 21,974,290
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 11,200,000 11,816,392
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 16,378,000
196,152,723

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.9%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 11,000,000 $ 11,413,325
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 7,900,000 8,942,484
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 7,195,755
27,551,564
Independent Power and Renewable Electricity Producers 3.8%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 7,200,000 7,245,000
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 13,013,326
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,352,500
Clearway Energy Operating LLC ,
Senior Note, 5%, 9/15/26 ............................. United States 13,700,000 14,161,690
g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,359,250
g
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,781,355
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,528,688
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 33,450,000 28,223,438
116,665,247
Insurance 1.4%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 26,200,000 27,115,690
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........ United States 12,900,000 15,149,694
42,265,384
Internet & Direct Marketing Retail 0.3%
g
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 10,400,000 10,673,000
IT Services 2.3%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 8,290,556
g
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 11,500,000 11,701,825
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,806,106
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 6,034,290
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 4,046,653
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,715,662
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. ,
Senior Note, 144A, 6.75%, 6/01/25 ...................... United States 15,400,000 15,697,990
Senior Secured Note, 144A, 5.75%, 6/01/25 ............... United States 6,000,000 6,356,730
69,649,812
Life Sciences Tools & Services 0.2%
g
Charles River Laboratories International, Inc. ,
Senior Note, 144A, 3.75%, 3/15/29 ...................... United States 3,600,000 3,594,726
Senior Note, 144A, 4%, 3/15/31 ........................ United States 1,300,000 1,320,716
4,915,442
Machinery 1.8%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 18,680,125
g
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 9,000,000 9,318,150

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
g
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ................. United States 7,500,000 $ 7,809,975
g
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 6,200,000 6,682,236
g
Vertical US Newco , Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 10,700,000 11,141,375
53,631,861
Media 6.0%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 3,140,115
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 5,846,490
h
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 7,789,470
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 5,684,000 5,972,463
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 7,683,220
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 ............. United States 21,000,000 22,804,845
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 6,480,889
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 6,152,292
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 4,800,000 4,998,000
Senior Note, 5.875%, 11/15/24 ......................... United States 12,600,000 13,427,694
g
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 9,859,804
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 7,700,000 7,574,182
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 12,600,000 13,559,112
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,444,000
g
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 9,800,000 10,375,750
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 4,000,000 4,080,420
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,200,000 8,135,937
g
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 13,522,208
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,721,400
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,519,525
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 8,004,833
183,092,649
Metals & Mining 1.9%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 15,560,080
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 19,000,000 19,874,950
g
Novelis Corp. ,
Senior Bond, 144A, 5.875%, 9/30/26 ..................... United States 12,700,000 13,264,071
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 8,094,625
56,793,726
Oil, Gas & Consumable Fuels 14.2%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 3,300,000 3,723,456
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 5,300,000 5,837,632
h
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,321,779

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 3,100,000 $ 3,293,750
Senior Note, 4.875%, 11/15/27 ......................... United States 3,600,000 3,784,824
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 22,700,000 22,498,424
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 8,600,000 11,348,976
Senior Bond, 5.4%, 6/15/47 ............................ Canada 5,800,000 6,822,953
Senior Note, 5.375%, 7/15/25 .......................... Canada 13,300,000 15,186,707
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 8,000,000 8,340,000
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,705,000
g
Senior Note, 144A, 4%, 3/01/31 ........................ United States 28,000,000 28,938,420
g
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 11,300,000 11,879,972
g
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 4,700,000 4,964,657
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 13,900,000 16,330,971
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 14,391,650
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 15,700,000 16,270,617
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 6,500,000 6,694,415
g,h
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,924,765
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 10,852,164
g
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 9,600,000 10,175,328
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 5,400,000 5,737,905
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 12,500,000 12,609,688
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,590,850
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 13,033,615 11,383,052
g
EQT Corp. ,
Senior Note, 144A, 3.125%, 5/15/26 ..................... United States 5,600,000 5,717,460
Senior Note, 144A, 3.625%, 5/15/31 ..................... United States 2,600,000 2,681,081
b,c,d,e
Goodri ch Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 15,796,541 15,460,842
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 5,180,650
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 4,100,000 4,214,390
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,658,492
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 18,905,087 19,755,816
e,g,i
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
g
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 11,000,000 11,673,750
g,h
Oasis Petroleum, Inc. , Senior Note , 144A, 6.375% , 6/01/26 ...... United States 6,000,000 6,105,000
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 17,143,472
j
Senior Note, FRN, 1.606%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 5,300,000 5,261,911
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 22,480,325
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,424,936
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,551,832

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 7,000,000 $ 7,294,035
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 5.5%, 2/15/26 ............................ United States 8,000,000 8,270,000
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 13,182,750
g
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 4,600,000 4,576,517
g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,538,250
430,874,143
Personal Products 0.4%
g
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 5,800,000 5,575,975
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,554,742
11,130,717
Pharmaceuticals 3.7%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 24,544,375
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 5,400,000 5,529,546
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 6,507,114
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 3,570,000 3,649,076
h
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 9,891,679
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 7,237,200
Senior Note, 144A, 6%, 6/30/28 ........................ United States 9,173,000 6,341,800
g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 4,641,250
g
Organon Finance 1 LLC ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 8,500,000 8,733,155
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 21,000,000 21,236,250
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,363,801
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 9,300,000 10,170,201
112,845,447
Real Estate Management & Development 1.6%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 21,035,096
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 11,094,655
g
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 9,700,250
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,671,158
47,501,159
Semiconductors & Semiconductor Equipment 0.7%
g
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 14,000,000 15,126,790
g
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 6,400,000 6,509,952
21,636,742
Software 2.0%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,510,454 1,481,084
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 26,000,000 27,543,750
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 15,149,836

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 16,500,000 $ 16,067,123
60,241,793
Specialty Retail 1.8%
g
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 10,700,000 12,244,813
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 11,400,000 12,030,477
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 9,070,635
g
Magic Mergeco , Inc. ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 14,100,000 14,424,159
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 4,257,771
g,j
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 2,720,625 2,560,788
54,588,643
Thrifts & Mortgage Finance 2.0%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 9,200,000 9,745,284
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 10,700,000 11,248,749
g
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 5,200,000 5,092,776
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 9,700,000 9,475,687
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 14,900,000 16,855,849
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 8,200,000 8,458,792
60,877,137
Trading Companies & Distributors 1.6%
g
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 12,263,805
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 10,557,631
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 14,031,500
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 2,100,000 2,270,625
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 8,500,000 9,435,935
48,559,496
Wireless Telecommunication Services 1.8%
e
Digicel Group Holdings Ltd. ,
g
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 2,475,546 2,081,728
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 5,811,251 5,697,125
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 17,650,000 19,626,182
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 8,886,004
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 5,091,450
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 8,848,514
g
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 5,240,295
55,471,298
Total Corporate Bonds (Cost $2,893,209,564) ...................................
2,938,995,894

Franklin High Income Trust
Statement of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests 0.1%
Media 0.1%
h
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.685% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 3,000,000 $ 2,912,805
Total Senior Floating Rate Interests (Cost $2,917,500) ...........................
2,912,805
Shares
Escrows and Litigation Trusts 0.2%
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 359,625
a,g
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 5,401,775
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,761,400
Total Long Term Investments (Cost $3,016,668,563) .............................
2,983,060,121
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 63,820,569 63,820,569
Total Money Market Funds (Cost $63,820,569) ..................................
63,820,569
Total Short Term Investments (Cost $63,820,569 ) ................................
63,820,569
a
Total Investments (Cost $3,080,489,132) 100.3% ................................
$3,046,880,690
Other Assets, less Liabilities (0.3)% ...........................................
(9,798,249)
Net Assets 100.0% ...........................................................
$3,037,082,441
See Abbreviations on page 43
.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $2,312,812,330, representing 76.2% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 7 regarding defaulted securities.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(e) regarding senior floating rate interests.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,979,547,379
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 100,941,753
Value - Unaffiliated issuers .................................................................. $2,950,265,824
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 96,614,866
Cash .................................................................................... 924,106
Receivables:
Investment securities sold ................................................................... 4,830,250
Capital shares sold ........................................................................ 7,595,091
Dividends and interest ..................................................................... 40,907,719
Total assets .......................................................................... 3,101,137,856
Liabilities:
Payables:
Investment securities purchased .............................................................. 54,015,750
Capital shares redeemed ................................................................... 6,148,796
Management fees ......................................................................... 1,148,951
Distribution fees .......................................................................... 493,119
Transfer agent fees ........................................................................ 747,038
Distributions to shareholders ................................................................. 1,193,507
Accrued expenses and other liabilities ........................................................... 308,254
Total liabilities ......................................................................... 64,055,415
Net assets, at value ................................................................. $3,037,082,441
Net assets consist of:
Paid-in capital ............................................................................. $3,795,268,928
Total distributable earnings (losses) ............................................................. (758,186,487)
Net assets, at value ................................................................. $3,037,082,441

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $553,315,912
Shares outstanding ........................................................................ 296,567,604
Net asset value per share
a
.................................................................. $1.87
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.94
Class A1:
Net assets, at value ....................................................................... $1,758,442,848
Shares outstanding ........................................................................ 933,631,514
Net asset value per share
a
.................................................................. $1.88
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.95
Class C:
Net assets, at value ....................................................................... $220,645,992
Shares outstanding ........................................................................ 115,462,220
Net asset value and maximum offering price per share
a
............................................. $1.91
Class R:
Net assets, at value ....................................................................... $74,531,791
Shares outstanding ........................................................................ 38,728,125
Net asset value and maximum offering price per share ............................................. $1.92
Class R6:
Net assets, at value ....................................................................... $88,256,757
Shares outstanding ........................................................................ 47,037,291
Net asset value and maximum offering price per share ............................................. $1.88
Advisor Class:
Net assets, at value ....................................................................... $341,889,141
Shares outstanding ........................................................................ 181,686,821
Net asset value and maximum offering price per share ............................................. $1.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $285,277
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 1,775
Interest:
Unaffiliated issuers ........................................................................ 172,886,461
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 2,128,413
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,337
Total investment income ................................................................... 175,303,263
Expenses:
Management fees (Note 3 a ) ................................................................... 13,508,711
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,063,200
    Class A1 ............................................................................... 2,678,461
    Class C ................................................................................ 1,525,811
    Class R ................................................................................ 379,015
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 540,846
    Class A1 ............................................................................... 2,299,189
    Class C ................................................................................ 302,944
    Class R ................................................................................ 97,874
    Class R6 ............................................................................... 55,974
    Advisor Class ............................................................................ 412,271
Custodian fees (Note 4 ) ...................................................................... 15,505
Reports to shareholders ...................................................................... 265,011
Registration and filing fees .................................................................... 172,829
Professional fees ........................................................................... 112,576
Trustees' fees and expenses .................................................................. 65,971
Other .................................................................................... 88,528
Total expenses ......................................................................... 23,584,716
Expense reductions (Note 4 ) ............................................................... (4,123)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (111,585)
Net expenses ......................................................................... 23,469,008
Net investment income ................................................................ 151,834,255
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,550,442)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 238,259,750
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 4,645,668
Net change in unrealized appreciation (depreciation) ............................................ 242,905,418
Net realized and unrealized gain (loss) ............................................................ 238,354,976
Net increase (decrease) in net assets resulting from operations .......................................... $390,189,231

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High Income Fund
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $151,834,255 $156,091,345
Net realized gain (loss) ................................................. (4,550,442) (26,798,793)
Net change in unrealized appreciation (depreciation) ........................... 242,905,418 (94,782,440)
Net increase (decrease) in net assets resulting from operations ................ 390,189,231 34,510,112
Distributions to shareholders:
Class A ............................................................. (22,611,705) (14,412,927)
Class A1 ............................................................ (93,298,370) (106,039,261)
Class C ............................................................. (10,812,834) (13,809,661)
Class R ............................................................. (3,617,545) (4,640,000)
Class R6 ............................................................ (5,680,745) (3,972,797)
Advisor Class ........................................................ (17,304,918) (17,252,037)
Total distributions to shareholders .......................................... (153,326,117) (160,126,683)
Capital share transactions: (Note 2 )
Class A ............................................................. 213,346,572 142,370,062
Class A1 ............................................................ (148,405,240) (215,344,292)
Class C ............................................................. (51,619,398) (40,742,042)
Class R ............................................................. (8,997,749) (21,043,394)
Class R6 ............................................................ 14,361,843 5,366,747
Advisor Class ........................................................ 17,614,904 (8,623,652)
Total capital share transactions ............................................ 36,300,932 (138,016,571)
Net increase (decrease) in net assets ................................... 273,164,046 (263,633,142)
Net assets:
Beginning of year ....................................................... 2,763,918,395 3,027,551,537
End of year ........................................................... $3,037,082,441 $2,763,918,395

Franklin High Income Trust
Notes to Financial Statements
Franklin High Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin High Income Fund (Fund) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
May 31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At May 31, 2021, the Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 201,122,114 $369,221,416 318,182,416 $574,927,968
Shares issued in reinvestment of distributions .......... 11,507,607 21,062,321 7,568,714 13,448,076
Shares redeemed ............................... (96,268,762) (176,937,165) (247,068,373) (446,005,982)
Net increase (decrease) .......................... 116,360,959 $213,346,572 78,682,757 $142,370,062
Class A1 Shares:
Shares sold ................................... 41,790,440 $77,074,890 41,593,807 $75,377,191
Shares issued in reinvestment of distributions .......... 44,371,191 81,646,761 51,538,021 92,708,220
Shares redeemed ............................... (166,785,921) (307,126,891) (215,000,337) (383,429,703)
Net increase (decrease) .......................... (80,624,290) $(148,405,240) (121,868,509) $(215,344,292)
Class C Shares:
Shares sold ................................... 14,831,857 $27,811,972 22,307,500 $40,953,248
Shares issued in reinvestment of distributions .......... 5,404,840 10,082,816 6,941,577 12,665,205
Shares redeemed
a
.............................. (48,050,021) (89,514,186) (51,969,469) (94,360,495)
Net increase (decrease) .......................... (27,813,324) $(51,619,398) (22,720,392) $(40,742,042)
Class R Shares:
Shares sold ................................... 7,662,759 $14,420,125 7,317,770 $13,464,046
Shares issued in reinvestment of distributions .......... 1,919,393 3,606,273 2,499,142 4,593,413
Shares redeemed ............................... (14,439,068) (27,024,147) (21,447,471) (39,100,853)
Net increase (decrease) .......................... (4,856,916) $(8,997,749) (11,630,559) $(21,043,394)
Class R6 Shares:
Shares sold ................................... 51,020,473 $93,337,827 21,447,998 $38,195,702
Shares issued in reinvestment of distributions .......... 3,035,743 5,586,374 2,161,352 3,872,896
Shares redeemed ............................... (45,562,830) (84,562,358) (20,906,701) (36,701,851)
Net increase (decrease) .......................... 8,493,386 $14,361,843 2,702,649 $5,366,747
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended May 31, 2021, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 119,683,675 $220,733,309 189,902,126 $341,884,921
Shares issued in reinvestment of distributions .......... 8,737,167 16,093,976 8,933,019 16,078,999
Shares redeemed ............................... (119,351,678) (219,212,381) (203,069,838) (366,587,572)
Net increase (decrease) .......................... 9,069,164 $17,614,904 (4,234,693) $(8,623,652)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the
Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended May 31, 2021, the Fund paid transfer agent fees of $3,709,098, of which $1,763,815 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $34,674
CDSC retained .............................................................................. $46,141
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended May 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $90,258,908 $1,201,482,058 $(1,227,920,397) $— $— $63,820,569 63,820,569 $1,775
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $678,000 $(678,000) $ — $ — $— — $—
Total Affiliated Securities .... $90,258,908 $1,202,160,058 $(1,228,598,397) $— $— $63,820,569 $1,775
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $715,599,696
2021 2020
Distributions paid from:
Ordinary income .......................................................... $153,326,117 $160,126,683
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
At May 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and defaulted securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2021, aggregated
$1,650,014,663 and $1,579,152,276, respectively.
7. Credit Risk and Defaulted Securities
At May 31, 2021, the Fund had 87.8% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At May 31,
2021, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At May 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $3,090,596,262
Unrealized appreciation ........................................................................ $147,043,351
Unrealized depreciation ........................................................................ (190,758,923)
Net unrealized appreciation (depreciation) .......................................................... $(43,715,572)
Distributable earnings:
Undistributed ordinary income ................................................................... $2,322,290
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended May 31, 2021, investments in
“affiliated companies” were as follows:
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
15,796,541
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/2 3 5/31/19-4/15/21 $ 15,796,540 $ 15,460,842
46,695,277 Nine Point Energy LLC ........................ 7/15/14-3/24/17 26,331,865 —
Total Restricted Securities (Value is 0.51% of Net Assets) ............. $42,128,405 $15,460,842
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $17,323,277 as of May 31, 2021.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp $ 12,581,675 $ — $ — $ — $ 4,741,602 $ 17,323,277 1,564,885 $ —
Titan Energy LLC ..... 10,857 — — — (679) 10,178 289,137 —
$12,592,532 $— $— $ — $ 4,740,923 $17,333,455 $ —
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%,
5/31/2 3 .......... 12,678,055 2,878,042
a
— — (95,255) 15,460,842 15,796,541 2,128,413
Total Affiliated Securities
(Value is 1.1% of Net
Assets) .......... $25,270,587 $2,878,042 $— $— $4,645,668 $32,794,297 $2,128,413
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
9. Restricted Securities
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2021, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 2,526,399 $ — $ — $ 2,526,399
Machinery ............................ — 9,934,456 — 9,934,456
Metals & Mining ....................... 613,694 — — 613,694
Oil, Gas & Consumable Fuels ............. 17,690,914 — 38,568
a
17,729,482
Paper & Forest Products ................. 1,417,987 — — 1,417,987
Specialty Retail ........................ 2,555,337 — — 2,555,337
Warrants :
Metals & Mining ....................... 17,666 — — 17,666
Oil, Gas & Consumable Fuels ............. 242,736 — 25,272
a
268,008
Paper & Forest Products ................. 24,570 — — 24,570
Convertible Bonds ....................... — 302,423 — 302,423
Corporate Bonds :
Aerospace & Defense ................... — 12,647,900 — 12,647,900
Air Freight & Logistics ................... — 26,738,980 — 26,738,980
Airlines .............................. — 49,429,163 — 49,429,163
Auto Components ...................... — 48,644,641 — 48,644,641
Banks ............................... — 15,935,173 — 15,935,173
Beverages ........................... — 14,030,800 — 14,030,800
Biotechnology ......................... — 13,824,850 — 13,824,850
Building Products ...................... — 39,447,566 — 39,447,566
Chemicals ........................... — 95,499,102 — 95,499,102
Commercial Services & Supplies ........... — 46,721,253 — 46,721,253
Communications Equipment .............. — 28,928,746 — 28,928,746
Construction & Engineering ............... — 32,335,375 — 32,335,375
Consumer Finance ..................... — 35,868,418 — 35,868,418
Containers & Packaging ................. — 161,042,005 — 161,042,005
Diversified Financial Services ............. — 32,285,790 — 32,285,790
Diversified Telecommunication Services ..... — 119,106,149 — 119,106,149
11. Credit Facility
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Electric Utilities ........................ $ — $ 27,007,500 $ — $ 27,007,500
Electrical Equipment .................... — 19,559,475 — 19,559,475
Electronic Equipment, Instruments &
Components ........................ — 9,216,114 — 9,216,114
Energy Equipment & Services ............. — 57,109,504 — 57,109,504
Entertainment ......................... — 51,999,176 — 51,999,176
Equity Real Estate Investment Trusts (REITs) . — 123,850,051 — 123,850,051
Food Products ........................ — 43,544,081 — 43,544,081
Health Care Equipment & Supplies ......... — 3,605,885 — 3,605,885
Health Care Providers & Services .......... — 165,500,214 — 165,500,214
Hotels, Restaurants & Leisure ............. — 196,152,723 — 196,152,723
Household Durables .................... — 27,551,564 — 27,551,564
Independent Power and Renewable Electricity
Producers .......................... — 116,665,247 — 116,665,247
Insurance ............................ — 42,265,384 — 42,265,384
Internet & Direct Marketing Retail .......... — 10,673,000 — 10,673,000
IT Services ........................... — 69,649,812 — 69,649,812
Life Sciences Tools & Services ............ — 4,915,442 — 4,915,442
Machinery ............................ — 53,631,861 — 53,631,861
Media ............................... — 183,092,649 — 183,092,649
Metals & Mining ....................... — 56,793,726 — 56,793,726
Oil, Gas & Consumable Fuels ............. — 415,413,301 15,460,842 430,874,143
Personal Products ..................... — 11,130,717 — 11,130,717
Pharmaceuticals ....................... — 112,845,447 — 112,845,447
Real Estate Management & Development .... — 47,501,159 — 47,501,159
Semiconductors & Semiconductor Equipment . — 21,636,742 — 21,636,742
Software ............................. — 60,241,793 — 60,241,793
Specialty Retail ........................ — 54,588,643 — 54,588,643
Thrifts & Mortgage Finance ............... — 60,877,137 — 60,877,137
Trading Companies & Distributors .......... — 48,559,496 — 48,559,496
Wireless Telecommunication Services ....... — 55,471,298 — 55,471,298
Senior Floating Rate Interests ............... — 2,912,805 — 2,912,805
Escrows and Litigation Trusts ............... — 5,761,400 —
a
5,761,400
Short Term Investments ................... 63,820,569 — — 63,820,569
Total Investments in Securities ........... $88,909,872 $2,942,446,136 $15,524,682 $3,046,880,690
a
Includes securities determined to have no value at May 31, 2021.
12. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
High Income Fund (the "Fund") as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May
31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
July 22, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of funds since 1948.

Franklin High Income Trust

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Annual Report
Tax Information (unaudited)
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $268,036 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended May 31, 2021. Distributions, including qualified dividend income, paid during calendar year
2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $124,585,931 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended May 31, 2021.

Franklin High Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2007 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin High Income Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since
2013 and Trustee since
1978
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 40 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin High Income Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional high yield funds. The
Board noted that the Fund’s annualized income return and
annualized total return for the one-, three-, five- and 10-
year periods were above the medians of its Performance
Universe. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers on an annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund
and 17 other high yield funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were both in the first quintile (least expensive) and
below the medians of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 A 07/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $61,208 for the fiscal year ended May 31, 2021 and $74,760 for the fiscal year ended May 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2021 and $1,235 for the fiscal year ended May 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended May 31, 2021 and $197,944for the fiscal year ended May 31, 2020. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, and assets under management certification, and benchmarking services in connection with the ICI TA survey.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended May 31, 2021 and $199,179 for the fiscal year ended May 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE_____________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_____________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date July 27, 2021

By S\Robert G. Kubilis______________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date July 27, 2021